Common Stock and Additional Paid-in Capital - Net Loss Attributable to Dryships Inc. and Transfers from the Non-controlling Interest (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Loss Attributable To Dryships Inc. And Transfers To Non-controlling Interest [Abstract]
Net loss attributable to DryShips	$ (47,512)	$ (223,093)	$ (246,778)
Transfers to the non-controlling interest:
Decrease in Dryships Inc. equity for reduction in subsidiary ownership	(4,758)	(45,542)	(81,760)
Net transfers to the non-controlling interest	(4,758)	(45,542)	(81,760)
Net loss attributable to Dryships Inc. and transfers to/from the non-controlling interest	$ (52,270)	$ (268,635)	$ (328,538)